Inventory (Details) - Schedule of Inventory (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Inventory [Abstract]0
Raw materials	$ 133,289	$ 76,165	$ 18,039
Work in process	69,777	47,106	31,569
Finished goods	198,818
Total inventories	$ 401,884	$ 268,191	$ 58,719